GOODWILL - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Period used for estimating expected future cash flows	5 years
Goodwill impairment	$ 0	$ 0
Bottom of range
Disclosure of information for cash-generating units [line items]
Revenue growth rates used for estimating expected future cash flows	2.50%
Discount rates used for estimating expected future cash flows	8.00%
Perpetuity growth rates used for estimating expected future cash flows	1.50%
Top of range
Disclosure of information for cash-generating units [line items]
Revenue growth rates used for estimating expected future cash flows	7.00%
Discount rates used for estimating expected future cash flows	13.00%
Perpetuity growth rates used for estimating expected future cash flows	3.00%